Commitments and Contingencies - Additional Information - Odebrecht (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Percentage of interest in joint venture		100.00%
Payments made towards commitments		$ 25,187	$ 34,027
Odebrecht Oil and Gas Sa [Member]
Loss Contingencies [Line Items]
Percentage of interest in joint venture	50.00%
Operating lease arrangement period, lessor (in years)		12 years
Expected cost of project	$ 1,000,000
Prepaid Expense		$ 700,600
Payments due in 2017		302,300
Secured short-term loan refinanced with long-term debt facility	$ 537,000
Newbuildings [Member] | Odebrecht Oil and Gas Sa [Member]
Loss Contingencies [Line Items]
Unused borrowing capacity		266,700
Newbuildings [Member] | Odebrecht Oil and Gas Sa [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount		$ 804,000